Revenue (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Revenue
Revenue	$ 16,223,166	$ 10,189,069
Egypt
Revenue
Revenue	9,104,886	6,752,936
Gulf Cooperation Council. [member]
Revenue
Revenue	7,118,280	3,436,133
Business to business - TaaS
Revenue
Revenue	14,243,585	8,676,762
Business to customers - B2C
Revenue
Revenue	$ 1,979,581	$ 1,512,307